Share Based Payment (Details) - Schedule of Share Option and RSUs Activity $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) Years $ / shares	Dec. 31, 2022 USD ($) Years $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020
Options
Amount		1,473,748	3,348,060	2,575,077
Exercise price (in Dollars per share)		$ 2.72
Volatility		91.00%	69.28%
Risk-free interest rate		5.32%	4.59%
Contractual term | Years		0.43	1.43
Minimum [Member]
Options
Volatility		81.07%	69.93%
Risk-free interest rate		4.01%	4.11%
Contractual term | Years		0.86	0.92
Maximum [Member]
Options
Volatility		94.33%	98.87%
Risk-free interest rate		4.92%	4.73%
Contractual term | Years		2.99	3.99
Options [Member]
Options
Amount		7,136,720	7,001,800	4,235,525	2,206,321
Options [Member] | April 20, 2023 [Member]
Options
Amount		100,000
Exercise price (in Dollars per share)	[1]	$ 0.2
Fair value at the date of grant (in Dollars) | $		$ 10
Volatility		79.84%
Risk-free interest rate		4.14%
Contractual term		2
Options [Member] | May 18, 2023 [Member]
Options
Amount		30,000
Exercise price (in Dollars per share)	[1]	$ 0.21
Fair value at the date of grant (in Dollars) | $		$ 3
Volatility		89.91%
Risk-free interest rate		3.94%
Contractual term		10
Options [Member] | November 27, 2023 [Member]
Options
Amount		1,343,748
Fair value at the date of grant (in Dollars) | $		$ 414
Volatility		91.46%
Risk-free interest rate		4.17%
Contractual term		7
Options [Member] | November 27, 2023 [Member] | Minimum [Member]
Options
Exercise price (in Dollars per share)	[1]	$ 0
Options [Member] | November 27, 2023 [Member] | Maximum [Member]
Options
Exercise price (in Dollars per share)	[1]	$ 0.43
Options [Member] | March 13, 2022 [Member]
Options
Amount			84,000
Exercise price (in Dollars per share)	[1]		$ 0.68
Fair value at the date of grant (in Dollars) | $			$ 59
Volatility			93.01%
Risk-free interest rate			2.08%
Contractual term			10
Options [Member] | May 30, 2022 [Member]
Options
Amount			323,000
Fair value at the date of grant (in Dollars) | $			$ 125
Volatility			92.55%
Risk-free interest rate			2.57%
Contractual term			10
Options [Member] | May 30, 2022 [Member] | Minimum [Member]
Options
Exercise price (in Dollars per share)	[1]		$ 0
Options [Member] | May 30, 2022 [Member] | Maximum [Member]
Options
Exercise price (in Dollars per share)	[1]		$ 0.59
Options [Member] | August 31, 2022 [Member]
Options
Amount			228,000
Exercise price (in Dollars per share)	[1]		$ 0.49
Fair value at the date of grant (in Dollars) | $			$ 63
Volatility			91.14%
Risk-free interest rate			2.97%
Contractual term			10
Options [Member] | November 28, 2022 [Member]
Options
Amount			1,673,060
Exercise price (in Dollars per share)	[1]		$ 0.35
Fair value at the date of grant (in Dollars) | $			$ 295
Volatility			91.09%
Risk-free interest rate			3.30%
Contractual term			10
Options [Member] | December 19, 2022 [Member]
Options
Amount			1,020,000
Exercise price (in Dollars per share)	[1]		$ 0.42
Fair value at the date of grant (in Dollars) | $			$ 116
Volatility			90.78%
Risk-free interest rate			3.37%
Contractual term			10
Options [Member] | December 21, 2022 [Member]
Options
Amount			20,000
Exercise price (in Dollars per share)	[1]		$ 0.3
Fair value at the date of grant (in Dollars) | $			$ 2
Volatility			90.78%
Risk-free interest rate			3.47%
Contractual term			10
Options [Member] | March 7, 2021 [Member]
Options
Amount				298,755
Exercise price (in Dollars per share)	[1]			$ 1.73
Fair value at the date of grant (in Dollars) | $				$ 267
Volatility				97.59%
Risk-free interest rate				1.27%
Contractual term				10
Options [Member] | April 13, 2021 [Member]
Options
Amount				110,000
Exercise price (in Dollars per share)	[1]			$ 1.43
Fair value at the date of grant (in Dollars) | $				$ 94
Volatility				97.42%
Options [Member] | April 13, 2021 [Member] | Minimum [Member]
Options
Risk-free interest rate				0.50%
Contractual term				5
Options [Member] | April 13, 2021 [Member] | Maximum [Member]
Options
Risk-free interest rate				1.18%
Contractual term				10
Options [Member] | August 25, 2021 [Member]
Options
Amount				1,657,572
Exercise price (in Dollars per share)	[1]			$ 1.1
Fair value at the date of grant (in Dollars) | $				$ 1,117
Options [Member] | August 25, 2021 [Member] | Minimum [Member]
Options
Volatility				94.98%
Risk-free interest rate				0.17%
Contractual term				3
Options [Member] | August 25, 2021 [Member] | Maximum [Member]
Options
Volatility				106.19%
Risk-free interest rate				1.14%
Contractual term				10
Options [Member] | September 19, 2021 [Member]
Options
Amount				483,750
Exercise price (in Dollars per share)	[1]			$ 1.27
Fair value at the date of grant (in Dollars) | $				$ 291
Volatility				94.56%
Risk-free interest rate				1.24%
Contractual term				10
Options [Member] | October 6, 2021 [Member]
Options
Amount				12,500
Exercise price (in Dollars per share)	[1]			$ 1.1
Fair value at the date of grant (in Dollars) | $				$ 8
Volatility				106.19%
Risk-free interest rate				0.17%
Contractual term				3
Options [Member] | October 17, 2021 [Member]
Options
Amount				12,500
Exercise price (in Dollars per share)	[1]			$ 1.1
Fair value at the date of grant (in Dollars) | $				$ 8
Volatility				106.19%
Risk-free interest rate				0.17%
Contractual term				3
RSUs [Member]
Options
Amount		1,675,572
RSUs [Member] | November 27, 2023 [Member]
Options
Amount		925,572
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 494
Volatility
Risk-free interest rate
RSUs [Member] | July 19, 2023 [Member]
Options
Amount		100,000
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 26
Volatility
Risk-free interest rate
RSUs [Member] | September 13, 2023 [Member]
Options
Amount		650,000
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 209
Volatility
Risk-free interest rate

[1]	Translated from NIS based on the U.S. dollars/NIS exchange rate as of December 31, 2023.